Trade and other receivables	6 Months Ended
Jun. 30, 2022
Trade and other receivables

4. Trade and other receivables

	June 30, 2022	December 31, 2021
	$	$
Trade accounts receivable (net of expected credit losses of $55 (December 31, 2021 – ($55)	490	877
Value-added tax	182	372
Grant receivable	179	—
Other	56	65
	907	1,314

In March 2022, the Company was awarded a monetary subsidy with respect to two pre-clinical programs—namely, the Company’s development of an oral vaccine against infections with SARS-CoV-2 and the development of a product candidate for the treatment of neuromyelitis optica. The subsidy was awarded pursuant to the provisions of the German Act on Tax Incentives for Research and Development, which provides direct reimbursement of certain qualifying R&D expenditures to eligible entities. The CoV-2 grant is related to R&D expenditures incurred in 2021 and during the first half year of 2022. The Neuromyelitis Optica grant is related to expenditures incurred in 2021 and during the first half of 2022.